Debt - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended					12 Months Ended					1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended					12 Months Ended													12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 03, 2013 Transactions	Dec. 31, 2010	Dec. 31, 2013 Temporary Import Bond Facility	Dec. 31, 2012 Temporary Import Bond Facility	Dec. 31, 2011 Temporary Import Bond Facility	Jun. 03, 2013 Working Capital Revolving Credit Facility	Jun. 03, 2013 Letter of Credit	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2013 Project Facilities Agreement	Dec. 31, 2012 Project Facilities Agreement	Dec. 31, 2011 Project Facilities Agreement	Feb. 29, 2012 2015 Senior Unsecured Bonds	Dec. 31, 2013 2015 Senior Unsecured Bonds	Dec. 31, 2012 2015 Senior Unsecured Bonds	Dec. 31, 2013 2015 Senior Unsecured Bonds Minimum	Nov. 30, 2012 2017 Senior Secured Bonds	Dec. 31, 2013 2017 Senior Secured Bonds	Dec. 31, 2012 2017 Senior Secured Bonds	Dec. 31, 2013 2017 Senior Secured Bonds Maximum	Dec. 31, 2013 2017 Senior Secured Bonds Debtor Optional Redemption Period 1	Dec. 31, 2013 2017 Senior Secured Bonds Debtor Optional Redemption Period 2	Jun. 30, 2013 2020 Senior Secured Notes	Dec. 31, 2013 2020 Senior Secured Notes	Jun. 03, 2013 2020 Senior Secured Notes	Dec. 31, 2013 2020 Senior Secured Notes Debtor Optional Redemption Period 1	Dec. 31, 2013 2020 Senior Secured Notes Debtor Optional Redemption Period 2	Dec. 31, 2013 2020 Senior Secured Notes Debtor Optional Redemption Period 3	Jun. 30, 2013 2018 Senior Secured Term Loan B	Dec. 31, 2013 2018 Senior Secured Term Loan B	Jun. 03, 2013 2018 Senior Secured Term Loan B	Jun. 30, 2013 2018 Senior Secured Term Loan B LIBOR	Jun. 30, 2013 2018 Senior Secured Term Loan B Federal Fund Rate	Jun. 30, 2013 2018 Senior Secured Term Loan B One Month LIBOR	Dec. 31, 2013 2018 Senior Secured Term Loan B Maximum	Dec. 31, 2013 Revolving Credit Facility	Dec. 31, 2013 Revolving Credit Facility Letter of Credit	Dec. 31, 2013 Revolving Credit Facility Non-U.S. dollar denominated	Dec. 31, 2013 Revolving Credit Facility On full Repayment of the SSCF	Dec. 31, 2013 Revolving Credit Facility Federal Fund Rate	Dec. 31, 2013 Revolving Credit Facility Minimum	Dec. 31, 2013 Revolving Credit Facility Minimum LIBOR	Dec. 31, 2013 Revolving Credit Facility Minimum One Month LIBOR	Dec. 31, 2013 Revolving Credit Facility Maximum	Dec. 31, 2013 Revolving Credit Facility Maximum From June 30, 2014 through December 31, 2014	Dec. 31, 2013 Revolving Credit Facility Maximum From March 31, 2015 through September 30, 2015	Dec. 31, 2013 Revolving Credit Facility Maximum From December 31, 2015 and thereafter	Dec. 31, 2013 Revolving Credit Facility Maximum From December 31, 2013 through March 31, 2014	Dec. 31, 2013 Revolving Credit Facility Maximum LIBOR	Dec. 31, 2013 Revolving Credit Facility Maximum One Month LIBOR	Dec. 31, 2013 Senior Secured Credit Facility	Sep. 13, 2013 Senior Secured Credit Facility Tranche	Dec. 31, 2013 Senior Secured Credit Facility Commercial Tranche	Sep. 13, 2013 Senior Secured Credit Facility Commercial Tranche Tranche	Sep. 13, 2013 Senior Secured Credit Facility GIEK Tranche Tranche	Dec. 31, 2013 Senior Secured Credit Facility GIEK Tranche	Dec. 31, 2013 Senior Secured Credit Facility EKN Sub-Tranche	Sep. 13, 2013 Senior Secured Credit Facility EKN Sub-Tranche	Dec. 31, 2013 Senior Secured Credit Facility Bank Sub-Tranche	Sep. 13, 2013 Senior Secured Credit Facility Bank Sub-Tranche	Dec. 31, 2013 Senior Secured Credit Facility Beginning on December 31, 2013	Dec. 31, 2013 Senior Secured Credit Facility March 31, 2014	Dec. 31, 2013 Senior Secured Credit Facility March 31, 2015	Sep. 13, 2013 Senior Secured Credit Facility Amendment GIEK Tranche	Dec. 31, 2013 Senior Secured Credit Facility Minimum	Dec. 31, 2013 Senior Secured Credit Facility Minimum Pacific Sharav and Pacific Meltem	Dec. 31, 2013 Senior Secured Credit Facility Maximum	Dec. 31, 2013 Senior Secured Credit Facility Maximum After agreement conditions have been met	Dec. 31, 2013 Senior Secured Credit Facility Maximum Beginning on December 31, 2013	Dec. 31, 2013 Senior Secured Credit Facility Maximum From June 30, 2014 through December 31, 2014	Dec. 31, 2013 Senior Secured Credit Facility Maximum From March 31, 2015 through September 30, 2015	Dec. 31, 2013 Senior Secured Credit Facility Maximum From December 31, 2015 and thereafter	Jun. 03, 2013 Revolving Credit Facility	Dec. 31, 2013 Notes under Indenture	Dec. 31, 2013 Notes under Indenture Maximum
Debt Instrument [Line Items]
Borrowings under term loan facility			$ 1,725,000,000	$ 2,000,000,000	$ 1,725,000,000
Applicable margin rate											3.00%	4.00%																							3.50%	0.50%	2.50%			1.00%			0.50%		2.50%	1.50%						3.25%	2.25%			3.50%		1.25%		1.25%		1.25%					1.50%
Debt instrument maturity date	Oct. 31, 2015															Feb. 23, 2015				Dec. 01, 2017						Jun. 01, 2020							Jun. 03, 2018																							May 31, 2019
Amortization payment on term loan	54,700,000
Frequency of payment	Quarterly															Semiannually				Semiannually						Semiannually
Interest expense						2,200,000	5,500,000	700,000					19,600,000	64,400,000	57,200,000		24,800,000	21,100,000			36,700,000	3,400,000					23,300,000						20,300,000						4,700,000
Capitalized interest recorded to property and equipment	78,500,000	33,200,000	71,000,000										0	8,700,000	51,500,000		24,500,000	17,000,000			35,200,000	3,400,000
Costs on extinguishment of debt	(28,428,000)												28,400,000
Write-off of unamortized deferred financing costs	27,644,000												27,600,000
Debt instrument, interest rate			6.00%													8.25%				7.25%								5.375%																																2.37%
Long-term debt, non current	2,423,337,000	2,034,958,000										1,700,000,000		1,237,500,000		300,000,000	300,000,000	300,000,000		500,000,000	497,892,000	497,458,000					750,000,000	750,000,000					735,445,000	750,000,000																				140,000,000																						500,000,000
Notice period to exercise early repayment option																	60 days
Percentage of par value to exercise an early repayment of senior unsecured debt																	101.00%				100.00%			107.25%	103.00%					35.00%	10.00%
Percentage of dividend in excess of consolidated net income																	50.00%
Minimum equity to total assets ratio																			35.00%
Minimum liquidity																			25,000,000
Outstanding secured and unsecured borrowings																	475,000,000
Debt issue price																				99.483%												99.50%
Debt instrument, redemption date earliest																					Dec. 01, 2015						Jun. 01, 2016						Jun. 03, 2014
Redemption prices expressed as percentages of principal amount																								35.00%	10.00%				100.00%	105.375%	103.00%
Consolidated interest coverage ratio																					200.00%												200.00%																																												200.00%
Dividends and other restricted payments, percentage of consolidated net income																							50.00%															50.00%																																								50.00%
Senior secured credit facility, term loans																																																						1,000,000,000		500,000,000	500,000,000			250,000,000	250,000,000	250,000,000	250,000,000
Number of tranches of term loan																																																							2		1	1
Debt threshold as a percentage of total project cost																																																																						65.00%	72.00%
Aggregate original duration of combined contracts																																																																					6 years
Average rate per day																																																																					500,000
Aggregate principal amount allowed as a percentage of SSCF Vessels and Shared Collateral Vessels																																																																						65.00%
Margin reset date																																																												May 31, 2019
Guarantee fee rate																																																												2.00%		2.00%
Undrawn commitments fee, percentage																																												0.70%			1.00%									40.00%			40.00%	40.00%
Maturity period of loan																																																								5 years			12 years
Interest costs incurred and capitalized	12,200,000		600,000
Consolidated tangible net worth required																																																						1,000,000,000
Net debt to EBITDA ratio required to maintain																																																525.00%	475.00%	425.00%	575.00%																					550.00%	500.00%	450.00%	400.00%
Projected debt service coverage ratio																																																																112.50%	125.00%	150.00%
Total debt to total capitalization ratio																																																																				300.00%		500.00%
Minimum liquidity required																																							100,000,000			50,000,000												50,000,000
Number of financing transactions				3
Maximum Borrowing Capacity									200.0	300.0
Additional notes to be issued provided compliance with covenants																												100,000,000
Additional notes issued																																																																														100,000,000
LIBOR floor																																1.00%
Quarterly amortization payments																																	1,900,000
Prepayment Fee Percentage																																	1.00%
Revolving line of credit maturity date																																							Jun. 03, 2018
Letter of credit amount																																							198,200,000		0
Revolving credit, amount outstanding																																							0
Unamortized discount	$ 5,400,000